UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 19, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      24029       285418   X                        285418
CGG Veritas Sponsored A  Common    204386106       9356       525900   X                        525900
Cabot Oil & Gas          Common    127097103      17304       552500   X                        552500
Cameron International C  Common    13342B105       9454       290700   X                        290700
Canadian Natural Resour  Common    136385101      17835       536700   X                        536700
CenterPoint Energy Inc   Common    15189T107      23672      1798800   X                       1798800
Chevron Corp             Common    166764100      16249       239455   X                        239455
Devon Energy Corp        Common    25179M103      23026       377974   X                        377974
Endeavour International  Common    29259G101       5442      5134410   X                       5134410
Exxon Mobil Corp         Common    30231G102      14658       256838   X                        256838
Global Geophysical Svcs  Common    37946S107       8563      1228500   X                       1228500
Hess Corporation         Common    42809H107      18802       373500   X                        373500
National Fuel Gas Co     Common    636180101      17567       382900   X                        382900
National-Oilwell Varco,  Common    637071101      12388       374610   X                        374610
Noble Energy Inc         Common    655044105      21284       352800   X                        352800
Occidental Petroleum Co  Common    674599105      22019       285400   X                        285400
Petroleo Brasileiro Sa   Common    71654V101      11549       387550   X                        387550
Pioneer Natural Resourc  Common    723787107      16164       271900   X                        271900
QEP Res Inc              Common    74733V100      11845       384200   X                        384200
Questar Corp             Common    748356102      19083       419500   X                        419500
Royal Dutch Shell Plc C  Common    780259206       2526        50300   X                         50300
Schlumberger LTD         Common    806857108      11754       212400   X                        212400
Seadrill Ltd             Common    G7945E105      13545       741000   X                        741000
Talisman Energy, Inc     Common    87425E103      19007      1252100   X                       1252100
Transcanada Corp Com     Common    89353D107      14405       430900   X                        430900
Ultra Petroleum Corp     Common    903914109       1682        38000   X                         38000
Weatherford Internation  Common    H27013103      14612      1112000   X                       1112000
Williams Companies       Common    969457100      18195       995350   X                        995350

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:  416,016